Operating Expenses Before Credit Impairment Charges, Provisions and Charges (Tables)	6 Months Ended
Jun. 30, 2023
Expenses by nature [abstract]
Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges	For the Half Year to

	30 June 2023	30 June 2022
	£m	£m
Staff costs	621	567
Other administration expenses	476	461
Depreciation, amortisation and impairment	135	158
	1,232	1,186